UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08795

Helios High Yield Fund
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Kim G. Redding, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)

800-497-3746
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.
Helios High Yield Fund

Schedule of Investments (Unaudited)
March 31, 2010
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
INVESTMENT GRADE CORPORATE BONDS - 5.0%
Consumer Non-Cyclical - 0.0%
Ahold Finance USA LLC
(Cost - $499)	8.25%	07/15/10	$1	$510
Energy - 0.9%
Kerr-McGee Corp.	6.88	09/15/11	8	8,081
National Oilwell Varco Inc.	6.13	08/15/15	7	7,058
Williams Partners LP / Williams Partners Finance Corp. 11	7.25	02/01/17	500	570,793
Total Energy
(Cost - $514,405)				585,932
Services Cyclical - 0.0%
Allied Waste North American Inc.
(Cost - $498)	5.75	02/15/11	1	519
Telecommunications - 3.3%
Qwest Corp. 11	6.88	09/15/33	1,100	1,061,500
Qwest Corp. 11	7.63	06/15/15	1,000	1,092,500
Total Telecommunications
(Cost - $1,908,185)				2,154,000
Utility - 0.8%
The Williams Companies, Inc. 11	7.50	01/15/31	500	549,391
The Williams Companies, Inc.	8.13	03/15/12	1	550
Total Utility
(Cost - $492,822)				549,941
TOTAL INVESTMENT GRADE CORPORATE BONDS
(Cost - $2,916,409)				3,290,902
HIGH YIELD CORPORATE BONDS - 122.0%
Basic Industry - 15.1%
AK Steel Corp. 11	7.75%	06/15/12	1,250	1,256,250
Appleton Papers Inc. 1,7	10.50	06/15/15	400	398,000
Arch Western Finance, LLC	6.75	07/01/13	1,000	1,003,750
Cascades Inc. 1,4,7	7.75	12/15/17	175	176,312
Coleman Cable Inc. 1,7	9.00	02/15/18	1,010	1,020,100
Edgen Murray Corp. 1,7	12.25	01/15/15	800	749,000
Georgia-Pacific LLC	7.38	12/01/25	1,000	995,000
Millar Western Forest Products Limited 4	7.75	11/15/13	1,000	852,500
Momentive Performance Materials Inc.	9.75	12/01/14	250	250,000
Steel Dynamics Inc. 11	6.75	04/01/15	500	503,750
U.S. Steel Corporation 11	7.00	02/01/18	1,000	985,000
Vedanta Resources PLC 1,4,7	9.50	07/18/18	500	552,500
Verso Paper Holdings LLC/Verso Paper Inc. 1,7	11.50	07/01/14	500	540,000
Westlake Chemical Corp. 11	6.63	01/15/16	625	609,375
Total Basic Industry
(Cost $9,868,221)				9,891,537
Capital Goods - 12.7%
BE Aerospace Inc. 11	8.50	07/01/18	1,500	1,601,250
Bombardier Inc. 1,4,7	6.75	05/01/12	1	540
CNH America LLC 11	7.25	01/15/16	1,000	1,015,000
Esterline Technologies Corp. 11	6.63	03/01/17	500	493,750
L-3 Communications Corp. 11	6.38	10/15/15	500	513,125
Mueller Water Products Inc.	7.38	06/01/17	900	812,250
Owens-Illinois, Inc.	7.80	05/15/18	1,000	1,032,500
Terex Corp. 11	7.38	01/15/14	950	964,250
Terex Corp.	8.00	11/15/17	500	486,250
Texas Industries Inc.	7.25	07/15/13	325	319,313
Trimas Corp. 1,7	9.75	12/15/17	1,000	1,035,000
Total Capital Goods
(Cost $8,121,930)				8,273,228
Consumer Cyclical - 24.5%
Ace Hardware Corp. 1,7	9.13	06/01/16	300	321,750
Allison Transmission Inc. 1,7	11.00	11/01/15	10	10,650
American Axle & Manufacturing, Inc.	7.88	03/01/17	700	652,750
ArvinMeritor Inc.	8.75	03/01/12	1	535
Brown Shoe Company, Inc.	8.75	05/01/12	500	510,000
Easton-Bell Sports Inc. 1,7	9.75	12/01/16	1,000	1,052,500
Ford Motor Co.	6.50	08/01/18	1,000	950,000
Harrah's Operating Escrow LLC/Harrahs Escrow Corp.	11.25	06/01/17	1,000	1,077,500
Host Hotels & Resorts LP 11	7.13	11/01/13	590	600,325
KAR Auction Services Inc.	8.75	05/01/14	1,000	1,020,000
Las Vegas Sands Corp.	6.38	02/15/15	500	473,750
Levi Strauss & Co.	9.75	01/15/15	1,000	1,047,500
Limited Brands Inc.	7.60	07/15/37	1,000	942,500
MGM Mirage, Inc.	5.88	02/27/14	858	722,444
Mohegan Tribal Gaming Authority	7.13	08/15/14	1	387
MTR Gaming Group, Inc.	12.63	07/15/14	1,000	987,500
Nebraska Book Company Inc.	8.63	03/15/12	500	473,750
OSI Restaurant Partners, LLC	10.00	06/15/15	250	245,625
Quicksilver Inc.	6.88	04/15/15	8	6,938
Royal Caribbean Cruises Limited 4,11	7.25	06/15/16	500	493,750
Seneca Gaming Corp. 11	7.25	05/01/12	1,000	987,500
Starwood Hotels & Resorts Worldwide Inc.	7.88	05/01/12	1	541
Station Casinos Inc. 5	6.00	04/01/12	1	34
Tenneco Inc.	8.63	11/15/14	836	848,032
The Neiman Marcus Group Inc.	10.38	10/15/15	1,000	1,032,500
TRW Automotive Inc. 1,7	7.25	03/15/17	850	820,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 11	6.63	12/01/14	750	748,125
Total Consumer Cyclical
(Cost $15,841,736)				16,027,136
Consumer Non-Cyclical - 13.4%
ACCO Brands Corp. 1,7	10.63	03/15/15	1,000	1,092,500
Avis Budget Group, Inc. 1,7	9.63	03/15/18	100	104,500
Bumble Bee Foods LLC 1,7	7.75	12/15/15	1,000	1,012,500
Davita Inc.	7.25	03/15/15	455	464,100
Deluxe Corp. 11	7.38	06/01/15	1,000	1,000,000
FMC Finance III SA 4,11	6.88	07/15/17	500	520,000
Health Management Associates Inc. 11	6.13	04/15/16	500	476,250
Jarden Corp.	7.50	05/01/17	500	506,875
Res-Care Inc.	7.75	10/15/13	1,000	1,005,000
Rite Aid Corp.	8.63	03/01/15	925	790,875
Senior Housing Properties Trust 11	8.63	01/15/12	750	780,000
SUPERVALU Inc.	8.00	05/01/16	1,000	1,012,500
Total Consumer Non-Cyclical
(Cost $8,607,648)				8,765,100
Energy - 16.5%
Arch Coal Inc. 1,7	8.75	08/01/16	1,000	1,057,500
Atlas Pipeline Partners LP	8.13	12/15/15	500	482,500
Chesapeake Energy Corp. 11	6.63	01/15/16	950	931,000
Crosstex Energy/Crosstex Energy Finance Corp. 1,7	8.88	02/15/18	800	825,000
El Paso Corp. 11	7.00	06/15/17	1,000	1,020,589
Encore Acquisition Co.	6.00	07/15/15	1	505
Hercules Offshore LLC 1,7	10.50	10/15/17	600	598,500
Hexion Finance Escrow LLC 1,7	8.88	02/01/18	1,000	985,000
International Coal Group Inc.	9.13	04/01/18	1,000	1,015,000
Linn Energy/Linn Energy Finance Corp. 1,7	8.63	04/15/20	190	190,238
McJunkin Red Man Corp. 1,7	9.50	12/15/16	1,000	1,021,250
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 1,7	8.88	03/15/18	1,000	1,022,500
OPTI Canada Inc. 4	7.88	12/15/14	750	701,250
Pioneer Natural Resources Co. 11	5.88	07/15/16	500	492,035
Range Resources Corp. 11	7.50	05/15/16	450	463,500
Total Energy
(Cost $10,805,880)				10,806,367
Finance & Investment - 2.5%
Ford Motor Credit Company LLC.	7.00	10/01/13	1	517
Ford Motor Credit Company LLC.	8.00	12/15/16	1,250	1,317,029
Ginn-LA CS Borrower LLC 1,2,5,6,7,9	0.00	06/08/12	500	5,000
GMAC Inc.	6.75	12/01/14	8	7,453
Trains HY-1-2006 1,2,7	6.99	05/01/16	263	260,838
Total Finance & Investment
(Cost $2,028,400)				1,590,837
Media - 8.5%
Cablevision Systems Corp. 1,7,11	8.63	09/15/17	1,000	1,057,500
Charter Communications Operating LLC 1,7,8	8.00	04/30/12	8	7,969
Charter Communications Operating LLC 1,7,8,11	8.38	04/30/14	250	256,875
Lamar Media Corp.	6.63	08/15/15	1,000	971,250
LIN Television Corp.	6.50	05/15/13	500	487,500
Mediacom Broadband LLC	8.50	10/15/15	950	971,375
Nielsen Finance LLC / Nielsen Finance Co.	10.00	08/01/14	500	523,750
Nielsen Finance LLC / Nielsen Finance Co. 3	0.00/12.50	08/01/16	250	237,500
Virgin Media Finance PLC 4	9.13	08/15/16	1,000	1,062,500
Total Media
(Cost $5,434,323)				5,576,219
Services Cyclical - 9.8%
AMC Entertainment Inc.	8.75	06/01/19	1,000	1,050,000
ARAMARK Corp.	8.50	02/01/15	1,000	1,022,500
FTI Consulting Inc. 11	7.75	10/01/16	500	510,000
Iron Mountain Inc.	8.38	08/15/21	1,000	1,040,000
Iron Mountain Inc.	8.75	07/15/18	500	523,750
Owens-Brockway Glass Container Inc. 11	8.25	05/15/13	750	759,375
RSC Equipment Rental Inc.	9.50	12/01/14	500	495,000
Sealy Mattress Co.	8.25	06/15/14	1	500
United Rentals North America, Inc.	9.25	12/15/19	1,000	1,020,000
Total Services Cyclical
(Cost $6,324,762)				6,421,125
Service Non-Cyclical - 3.1%
HCA Inc. 11	9.25	11/15/16	1,000	1,063,125
Service Corp. International	6.75	04/01/16	975	955,500
Total Services Non-Cyclical
(Cost $1,991,391)				2,018,625
Technology & Electronics - 3.8%
First Data Corp.	9.88	09/24/15	1,125	970,313
Sanmina-SCI Corp.	8.13	03/01/16	500	503,125
SunGard Data Systems Inc.	10.25	08/15/15	925	972,406
Unisys Corp.	8.00	10/15/12	8	7,462
Total Technology & Electronics
(Cost $2,543,720)				2,453,306
Telecommunications - 9.2%
Cincinnati Bell Inc.	8.75	03/15/18	800	807,000
CSC Holdings Inc.	7.63	04/01/11	1	522
Frontier Communications Corp.	6.25	01/15/13	1	505
Frontier Communications Corp. 11	7.13	03/15/19	1,250	1,187,500
Global Crossing Limited 1,4,7	12.00	09/15/15	1,000	1,110,000
Intelsat Jackson Holdings Limited. 4	11.25	06/15/16	750	811,875
PAETEC Holding Corp.	9.50	07/15/15	1,000	1,012,500
Windstream Corp. 11	8.13	08/01/13	1,000	1,047,500
Total Telecommunications
(Cost $5,801,749)				5,977,402
Utility - 2.9%
Ipalco Enterprises Inc. 1,7,11	7.25	04/01/16	750	778,125
Midwest Generation LLC 11	8.56	01/02/16	609	623,779
NRG Energy Inc. 11	7.25	02/01/14	500	503,750
Total Utility
(Cost $1,885,609)				1,905,654
Total HIGH YIELD CORPORATE BONDS
(Cost $79,255,369)				79,706,536
			Shares
COMMON STOCKS - 0.0%
Consumer Non-Cyclical - 0.0%
Dex One Corp.
(Cost - $19,638)			65	1,815
PREFERRED STOCKS - 0.4%
Finance & Investment - 0.4%
J.P. Morgan Chase & Co. 2,10,11
(Cost $246,917)	7.90		250	266,525
SHORT TERM INVESTMENT - 2.2%
AIM Liquid Assets, Institutional Class 2
(Cost $1,461,255)	0.13		1,461,255	1,461,255
Total Investments - 129.6%
(Cost $83,899,588)				84,727,033
Liabilities in Excess of Other Assets - (29.6)%				(19,361,263)
Total Net Assets - 100.00%				$65,365,770

FOOTNOTES:
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2010, the total value of all such investments was $18,062,397 or 27.6 % of net assets.

2 Variable Rate Security - Interest rate is in effect as of March 31, 2010.

3 Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

4 Foreign security or a U.S. security of a foreign company.

5 Issuer is currently in default on its regularly scheduled interest payment.

6 Term loan.

7 Private Placement.

8 Company filed for Chapter 11 bankruptcy protection and has defaulted on regularly scheduled interest payments on subordinated debt. The Funds own senior debt issued by this company that continues to receive income payments.

9 Restricted Illiquid Security - Security is not actively traded and would be difficult to sell in a current sale thus causing it to be not readily convertible into cash. The security was acquired on June 6, 2006 at a cost of $500,000 and the market value comprises 0.01% of the net assets at March 31, 2010.

10 Dividends (if declared) are to be paid semi-annually from October 30, 2008 to October 30, 2017 at a rate of 7.90%.
Beginning April 30, 2018, dividends (if declared) are to be paid quarterly at a floating rate of LIBOR plus 3.47%.
Dividends will not be comulative.

11 Portion or entire principal amount delivered as collateral for reverse repurchase agreement.

Notes to Financial Statements (Unaudited)

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security.  A security may, however, be priced using a quote obtained from a single active market maker, as the case may be.  Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, the Fund’s Board of Trustees. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund.  The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by an independent pricing service, or other source(s) of information for securities valuations (including, but not limited to, broker-dealers, Bloomberg or Reuters) is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process.  The fair valuation methodology may include or consider, among other things, the following factors, as appropriate: (1) evaluation of all relevant factors, including, but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.  Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.  Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP.  Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Short Term Investments	Total
Level 1 — Quoted Prices	$-	$-	$1,815	$1,461,255	$1,463,070
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,290,902	50,749,264	266,525	-	54,306,691
Level 3 — Significant Unobservable Inputs	-	28,957,272	-	-	28,957,272
Total	$3,290,902	$79,706,536	$268,340	$1,461,255	$84,727,033

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Short Term Investments	Total
Balance as of June 30, 2009	$-	$-	$-	$-	$-
Accrued Discounts	-	48,457	-	-	48,457
Realized Loss	-	-	-	-	-
Change in Unrealized Appreciation (Depreciation)	-	398,083	-	-	398,083
Net Purchases (Sales)	-	21,263,440	-	-	21,263,440
Net transfers in/out to Level 3	-	7,247,292	-	-	7,247,292
Balance as of March 31, 2010	$-	$28,957,272	$-	$-	$28,957,272
Change in unrealized gains or losses relating to assets still held at reporting date	$-	$398,083	$-	$-	$398,083

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at March 31, 2010 was as follows: cost of investments $83,899,588.  Net unrealized appreciation was $827,445 (gross unrealized appreciation - $1,761,743; gross unrealized depreciation - $934,298).

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time they enter into a reverse repurchase agreement, they establish and maintain a segregated account with their custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained an account for its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At March 31, 2010, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount
$2,241,450	Barclays Bank PLC, 0.68%, dated 2/23/10, maturity date 04/26/10	$2,244,075
3,955,982	Barclays Bank PLC, 0.88%, dated 2/23/10, maturity date 04/26/10	3,961,978
4,266,950	Barclays Bank PLC, 0.93%, dated 2/23/10, maturity date 04/26/10	4,273,784
235,938	Barclays Bank PLC, 0.68%, dated 3/10/10, maturity date 05/11/10	236,214
8,351,744	Barclays Bank PLC, 0.93%, dated 3/10/10, maturity date 05/11/10	8,365,120
1,310,025	JPMorgan Chase, 0.95%, dated 3/10/10, maturity date 05/11/10	1,312,168
367,500	JPMorgan Chase, 0.95%, dated 3/22/10, maturity date 05/11/10	367,985
20,729,589	Maturity Amount, Including Interest Payable	$20,761,324
	Market Value of Assets Sold Under Agreements	$21,132,883
	Weighted Average Interest Rate	0.89%

The average daily balances of reverse repurchase agreements outstanding during the period ended March 31, 2010, was approximately $3,521,221 weighted average interest rate of 0.66% for Helios High Yield Fund.

The maximum amount of reverse repurchase agreements outstanding at any time during the period was $20,752,654, which was 24.09% of total assets for Helios High Yield Fund.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HELIOS HIGH YIELD FUND.

By:    /s/ Kim G. Redding
        Kim G. Redding
        Principal Executive Officer

Date:     May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Kim G. Redding
        Kim G. Redding
        Principal Executive Officer

Date:     May 25, 2010

By:    /s/ Steven M. Pires
        Steven M. Pires
        Treasurer and Principal Financial Officer

Date:     May 25, 2010